Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000073664 | Grupo Cibest9293850
Holdings [Line Items]
Percent of Total Investments	13.70%
C000073664 | Ecopetrol9293802
Holdings [Line Items]
Percent of Total Investments	8.10%
C000073664 | Interconexion Electrica9293818
Holdings [Line Items]
Percent of Total Investments	8.10%
C000073664 | Grupo Cibest9293809
Holdings [Line Items]
Percent of Total Investments	7.30%
C000073664 | Grupo Energia Bogota9293815
Holdings [Line Items]
Percent of Total Investments	4.80%
C000073664 | Cementos Argos9293797
Holdings [Line Items]
Percent of Total Investments	4.70%
C000073664 | Grupo Aval Acciones y Valores9293847
Holdings [Line Items]
Percent of Total Investments	4.00%
C000073664 | Tecnoglass9293837
Holdings [Line Items]
Percent of Total Investments	3.80%
C000073664 | Parex Resources9293782
Holdings [Line Items]
Percent of Total Investments	3.80%
C000073664 | Grupo de Inversiones Suramericana9293811
Holdings [Line Items]
Percent of Total Investments	3.60%
C000073664 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073664 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000073664 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000073664 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000073664 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000073664 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000073664 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000073664 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000073664 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000073664 | Financials
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000081214 | PDD Holdings9294141
Holdings [Line Items]
Percent of Total Investments	9.50%
C000081214 | Alibaba Group Holding9294071
Holdings [Line Items]
Percent of Total Investments	7.90%
C000081214 | Meituan9294103
Holdings [Line Items]
Percent of Total Investments	7.90%
C000081214 | BYD9294078
Holdings [Line Items]
Percent of Total Investments	7.40%
C000081214 | JD.com9294094
Holdings [Line Items]
Percent of Total Investments	5.90%
C000081214 | Trip.com Group9294123
Holdings [Line Items]
Percent of Total Investments	5.10%
C000081214 | Geely Automobile Holdings9294084
Holdings [Line Items]
Percent of Total Investments	4.00%
C000081214 | Yum China Holdings9294132
Holdings [Line Items]
Percent of Total Investments	3.30%
C000081214 | NIO9294113
Holdings [Line Items]
Percent of Total Investments	2.90%
C000081214 | ANTA Sports Products9294073
Holdings [Line Items]
Percent of Total Investments	2.70%
C000081214 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081214 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000068030 | Equinor9293911
Holdings [Line Items]
Percent of Total Investments	13.70%
C000068030 | DNB Bank9293894
Holdings [Line Items]
Percent of Total Investments	11.30%
C000068030 | Norsk Hydro9293957
Holdings [Line Items]
Percent of Total Investments	6.40%
C000068030 | Kongsberg Gruppen9293929
Holdings [Line Items]
Percent of Total Investments	6.20%
C000068030 | Aker BP9293863
Holdings [Line Items]
Percent of Total Investments	5.20%
C000068030 | Mowi9293941
Holdings [Line Items]
Percent of Total Investments	4.40%
C000068030 | Yara International9294025
Holdings [Line Items]
Percent of Total Investments	4.00%
C000068030 | Orkla9293969
Holdings [Line Items]
Percent of Total Investments	3.60%
C000068030 | Telenor9294008
Holdings [Line Items]
Percent of Total Investments	3.60%
C000068030 | Storebrand9294002
Holdings [Line Items]
Percent of Total Investments	3.40%
C000068030 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000068030 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000068030 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000068030 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000068030 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000068030 | Faroe Islands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000068030 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000068030 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000068030 | Norway
Holdings [Line Items]
Percent of Net Asset Value	88.20%
C000096448 | DBS Group Holdings9294423
Holdings [Line Items]
Percent of Total Investments	16.60%
C000096448 | Oversea-Chinese Banking9294432
Holdings [Line Items]
Percent of Total Investments	9.90%
C000096448 | United Overseas Bank9294448
Holdings [Line Items]
Percent of Total Investments	6.10%
C000096448 | Delta Electronics Thailand PCL9294465
Holdings [Line Items]
Percent of Total Investments	5.00%
C000096448 | Singapore Telecommunications9294445
Holdings [Line Items]
Percent of Total Investments	4.60%
C000096448 | Malayan Banking9294400
Holdings [Line Items]
Percent of Total Investments	3.70%
C000096448 | Public Bank9294404
Holdings [Line Items]
Percent of Total Investments	3.10%
C000096448 | Bank Central Asia9294377
Holdings [Line Items]
Percent of Total Investments	2.90%
C000096448 | Tenaga Nasional9294406
Holdings [Line Items]
Percent of Total Investments	2.90%
C000096448 | CIMB Group Holdings9294391
Holdings [Line Items]
Percent of Total Investments	2.90%
C000096448 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096448 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000096448 | China
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000096448 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000096448 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000096448 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000096448 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000073663 | MercadoLibre9294395
Holdings [Line Items]
Percent of Total Investments	20.40%
C000073663 | YPF9294376
Holdings [Line Items]
Percent of Total Investments	10.00%
C000073663 | Vista Energy9294372
Holdings [Line Items]
Percent of Total Investments	7.70%
C000073663 | Grupo Financiero Galicia9294352
Holdings [Line Items]
Percent of Total Investments	5.60%
C000073663 | Pampa Energia9294365
Holdings [Line Items]
Percent of Total Investments	4.60%
C000073663 | Transportadora de Gas del Sur9294370
Holdings [Line Items]
Percent of Total Investments	4.40%
C000073663 | SSR Mining9294327
Holdings [Line Items]
Percent of Total Investments	4.10%
C000073663 | Lithium Argentina9294392
Holdings [Line Items]
Percent of Total Investments	3.90%
C000073663 | Banco Macro9294337
Holdings [Line Items]
Percent of Total Investments	3.80%
C000073663 | Central Puerto9294343
Holdings [Line Items]
Percent of Total Investments	3.50%
C000073663 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000073663 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000073663 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000073663 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000073663 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000073663 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000073663 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000073663 | Energy
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000073663 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000073663 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000104595 | National Bank of Greece9294547
Holdings [Line Items]
Percent of Total Investments	14.90%
C000104595 | Eurobank9294516
Holdings [Line Items]
Percent of Total Investments	11.50%
C000104595 | Piraeus Bank9294552
Holdings [Line Items]
Percent of Total Investments	10.70%
C000104595 | Alpha Bank9294498
Holdings [Line Items]
Percent of Total Investments	6.50%
C000104595 | Hellenic Telecommunications Organization9294528
Holdings [Line Items]
Percent of Total Investments	4.60%
C000104595 | GEK TERNA9294525
Holdings [Line Items]
Percent of Total Investments	4.50%
C000104595 | Metlen Energy & Metals PLC9294542
Holdings [Line Items]
Percent of Total Investments	4.50%
C000104595 | Public Power9294558
Holdings [Line Items]
Percent of Total Investments	4.40%
C000104595 | Motor Oil Hellas Corinth Refineries9294544
Holdings [Line Items]
Percent of Total Investments	4.40%
C000104595 | JUMBO9294537
Holdings [Line Items]
Percent of Total Investments	3.80%
C000104595 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000104595 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000104595 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000104595 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000104595 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000104595 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000104595 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000104595 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000104595 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000104595 | Financials
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000205374 | Siemens9295234
Holdings [Line Items]
Percent of Total Investments	11.00%
C000205374 | SAP9295227
Holdings [Line Items]
Percent of Total Investments	8.80%
C000205374 | Allianz9295140
Holdings [Line Items]
Percent of Total Investments	8.70%
C000205374 | Siemens Energy9295107
Holdings [Line Items]
Percent of Total Investments	8.30%
C000205374 | Airbus9295137
Holdings [Line Items]
Percent of Total Investments	6.10%
C000205374 | Deutsche Telekom9295176
Holdings [Line Items]
Percent of Total Investments	5.70%
C000205374 | Infineon Technologies9295203
Holdings [Line Items]
Percent of Total Investments	4.40%
C000205374 | Muenchener Rueckversicherungs-Gesellschaft in Muenchen9295215
Holdings [Line Items]
Percent of Total Investments	3.90%
C000205374 | Rheinmetall9295221
Holdings [Line Items]
Percent of Total Investments	3.70%
C000205374 | Deutsche Bank9295170
Holdings [Line Items]
Percent of Total Investments	3.00%
C000205374 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205374 | France
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000205374 | Germany
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000231755 | Vingroup JSC9298879
Holdings [Line Items]
Percent of Total Investments	24.80%
C000231755 | Hoa Phat Group JSC9298763
Holdings [Line Items]
Percent of Total Investments	6.80%
C000231755 | FPT9298730
Holdings [Line Items]
Percent of Total Investments	4.10%
C000231755 | Vinhomes JSC9298884
Holdings [Line Items]
Percent of Total Investments	3.80%
C000231755 | Masan Group9298787
Holdings [Line Items]
Percent of Total Investments	3.60%
C000231755 | Bank for Foreign Trade of Vietnam JSC9298696
Holdings [Line Items]
Percent of Total Investments	3.30%
C000231755 | SSI Securities9298843
Holdings [Line Items]
Percent of Total Investments	2.90%
C000231755 | Vietnam Dairy Products JSC9298867
Holdings [Line Items]
Percent of Total Investments	2.90%
C000231755 | VIX Securities JSC9298886
Holdings [Line Items]
Percent of Total Investments	2.70%
C000231755 | Saigon Thuong Tin Commercial JSB9298837
Holdings [Line Items]
Percent of Total Investments	2.60%
C000231755 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000231755 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000231755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231755 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000231755 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000231755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231755 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000231755 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000231755 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%